Financial Instruments	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Financial Instruments

NOTE 19 - FINANCIAL INSTRUMENTS

19.1 Financial assets and liabilities by categories

		At June 30, 2019				At December 31, 2018
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Cash and cash equivalents	12	213	—	—	213	164	—	—	164
Trade receivables	13	—	—	521	521	—	—	481	481
Other financial assets		—	26	—	26	74	30	—	104

Total financial assets		213	26	521	760	238	30	481	749

		At June 30, 2019				At December 31, 2018
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Trade payables and fixed assets payables	17	867	—	—	867	715	—	—	715
Borrowings	18	2,378	—	—	2,378	2,151	—	—	2,151
Other financial liabilities		—	58	11	69	—	79	10	89

Total financial liabilities		3,245	58	11	3,314	2,866	79	10	2,955

The table below details Other financial assets and Other financial liabilities positions:

	At June 30, 2019			At December 31, 2018
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Derivatives	7	19	26	7	23	30
Aluminium and premium future contracts	2	4	6	2	7	9
Energy future contracts	—	—	—	—	—	—
Other future contracts	—	—	—	—	—	—
Currency commercial contracts	5	12	17	3	12	15
Currency net debt derivatives	—	3	3	2	4	6
Loans(A)	—	—	—	67	2	69
Margin call	—	—	—	—	5	5

Other financial assets	7	19	26	74	30	104

Derivatives	25	44	69	29	60	89
Aluminium and premium future contracts	5	22	27	6	38	44
Energy future contracts	—	—	—	—	—	—
Other future contracts	3	3	6	5	3	8
Currency commercial contracts	10	14	24	7	12	19
Net investment hedge	—	—	—	—	4	4
Currency net debt derivatives	7	5	12	11	3	14

Other financial liabilities	25	44	69	29	60	89

(A) Corresponds to a loan facility to Constellium-UACJ ABS LLC at December 31, 2018

19.2 Fair values

All derivatives are presented at fair value in the Unaudited Interim Consolidated Statement of Financial Position.

The carrying value of the Group’s borrowings at maturity is the redemption value.

The fair value of Constellium SE Senior Notes issued in May 2014, February 2017 and November 2017 account for 102%, 104% and 103% respectively of the nominal value and amount to €664 million, €596 million and €866 million, respectively, at June 30, 2019. The fair value was classified as a Level 1 measurement under the fair value hierarchy provided by IFRS 13 – Fair Value Measurement.

The fair values of the other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity.

19.3 Valuation hierarchy

The following table provides an analysis of derivatives measured at fair value, grouped into levels based on the degree to which the fair value is observable:

•	Level 1 valuation is based on quoted prices (unadjusted) in active markets for identical financial instruments. It includes aluminium, copper and zinc futures that are traded on the LME.

•

Level 2 valuation is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices). It includes foreign exchange derivatives.

•

Level 3 valuation is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs). Trade receivables are classified as a Level 3 measurement under the fair value hierarchy.

	At June 30, 2019				At December 31, 2018
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	5	21	—	26	9	21	—	30
Other financial liabilities - derivatives	32	37	—	69	50	39	—	89

There was no material transfer of derivatives into or out of Level 1, Level 2 or Level 3 during the six months ended June 30, 2019 and the year ended December 31, 2018.